Organization and Description of Business	6 Months Ended
Jun. 30, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

AsiaStrategy (formerly known as Top Win International Limited) (“AsiaStrategy” or “the Company”) is a company incorporated in the Cayman Islands with limited liability on June 27, 2024. AsiaStrategy is a parent holding company with no operations. On August 5, 2025, the Company changed its legal name from Top Win International Limited to AsiaStrategy.

Grand Moon International Limited (“Grand Moon”), a wholly-owned subsidiary of the Company, is a company incorporated in the British Virgin Islands (“B.V.I”) with limited liability on June 4, 2024. Grand Moon has 10,000 ordinary shares outstanding with no par value. Grand Moon is an investment holding company with no operations.

Top Win International Trading Limited (“Top Win Hong Kong”), a wholly-owned subsidiary of Grand Moon, is a private company limited by shares incorporated in Hong Kong on June 15, 2001. Top Win Hong Kong had a share capital of HK$10,000 as of both June 30, 2025 and December 31, 2024. Top Win Hong Kong’s primary business activity is trading of luxury watches.

AsiaStrategy Topwin SG Pte. Limited (“AsiaStrategy SG”), a wholly-owned subsidiary of the Company, is a private company limited by shares incorporated in Singapore on May 19, 2025. AsiaStrategy SG has 10,000 ordinary shares outstanding with par value $1.0 per share. AsiaStrategy SG is an investment holding company with no operations.

AsiaStrategy (BVI) Limited (“AsiaStrategy BVI”), a wholly-owned subsidiary of the Company, is a company incorporated in the British Virgin Islands (“B.V.I”) with limited liability on June 6, 2025. AsiaStrategy BVI has 10,000 ordinary shares outstanding with par value $1.0 per share. AsiaStrategy BVI is an investment holding company with no operations.

The Company together with its subsidiaries (collectively, “the Group”) is primarily operating in Hong Kong whose primary business activity is trading of luxury watches. The Group primarily sources its luxury watches from Hong Kong, South America, Singapore, Europe and Japan, then sells the goods to retail sellers and other distributors in the watch industry. Going forward, AsiaStrategy intends to expand into the Web3 ecosystem, with digital assets becoming an additional focus of its future business development. Nevertheless, as of June 30, 2025, the Group had not commenced any actual investment in this new area, nor had it generated any revenue from such activities.

The Company completed its initial public offering on the NASDAQ in April 2025, issuing 2,664,000 ordinary shares at a price of $4.00 per share. In addition, the Company entered into an underwriting agreement with the underwriter on April 1, 2025, which granted the underwriter a 45-day option to purchase up to an additional 399,600 ordinary shares to cover any over-allotment. The underwriter did not exercise the over-allotment option. The initial public offering closed on April 3, 2025, with gross proceeds totaling $10,656,000, before deducting underwriting discounts and offering expenses. The ordinary shares began trading on April 2, 2025 on The Nasdaq Capital Market under the trading symbol “TOPW”. Subsequently on May 27, 2025, the Company changed the trading symbol for its ordinary shares to “SORA” (from “TOPW”).

The accompanying unaudited condensed consolidated financial statements reflect the activities of the Company, and each of the following entities as of June 30, 2025:

Name of Company	Place of Incorporation	Attributable equity interest %	Issued share capital
Grand Moon	B.V.I.	100%		—
Top Win Hong Kong	Hong Kong	100%	HK$	10,000
AsiaStrategy BVI	B.V.I.	100%	US$	10,000
AsiaStrategy SG	Singapore	100%	US$	10,000

Reorganization

A Reorganization was completed on July 25, 2024 through a series of planned transactions. As a result of the Reorganization, the Company has become the holding company for the subsidiaries of its group.

Immediately before the Reorganization, Top Win Hong Kong was wholly owned and controlled by Mr. Sit Hon and functioned as the sole operational entity. AsiaStrategy was established on June 27, 2024, by a registered agent in the Cayman Islands, with the sole purpose of acting as holding company for the Group. On the same day of its incorporation, 100% ownership of AsiaStrategy was transferred from the registered agent to Pride River Limited, a B.V.I company 100% owned by Mr. Sit Hon at the time.

Grand Moon was established on June 4, 2024, by a registered agent in the B.V.I. On July 9, 2024, 100% ownership of Grand Moon, was transferred from the registered agent to AsiaStrategy. Grand Moon served as a holding company and had not engaged in any business activities before the transfer. Subsequently on July 25, 2024, Grand Moon acquired 10,000 shares of Top Win Hong Kong from Mr. Sit Hon, representing the entire issued share capital of Top Win Hong Kong at the time, for a consideration of HK$10,000, thereby completing the Reorganization.

Immediately before and after the Reorganization, AsiaStrategy, Grand Moon, and Top Win Hong Kong remained under the complete ownership and control of Mr. Sit Hon. Consequently, the Reorganization is classified as a common control transaction under ASC 805-50.

Following this, the consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in these unaudited condensed consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.